STATEMENT OF COMPLIANCE	12 Months Ended
Dec. 31, 2024
Disclosure of material accounting policies [Abstract]
STATEMENT OF COMPLIANCE	STATEMENT OF COMPLIANCE
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the
International Accounting Standards Board (IASB).
IFRS Accounting Standards, interpretations and amendments to published IFRS Accounting Standards
The following new IFRS Accounting Standards and amendments to published IFRS Accounting Standards which were effective for the first time from 1 January 2024, were adopted by, and had no material impact on, the AngloGold Ashanti Group (Group):
•Amendments to IFRS 7 ‘Financial Instruments: Disclosure’ and IAS 7 ‘Statement of Cash Flows’ relating to Supplier Finance
Arrangements
All other IFRS Accounting Standards, interpretations and amendments to published IFRS Accounting Standards are assessed as not applicable to the Group.
IFRS Accounting Standards, amendments and interpretations issued which are relevant to the Group, but not yet effective
The amendments to IFRS Accounting Standards issued which are or may become relevant to the Group, but are not yet effective on 31 December 2024, include:
•Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 ‘Financial
Instruments’ and IFRS 7 ‘Financial Instruments: Disclosures’ (effective 1 January 2026)
The amendments introduce an accounting policy option to derecognise financial liabilities that are settled through an electronic payment system before settlement date if certain conditions are met. They also clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance linked features and other similar contingent features as well as the treatment of non-recourse assets and contractually linked instruments.
•IFRS 18 ‘Presentation and Disclosure in Financial Statements’ (IFRS 18) (effective 1 January 2027)
IFRS 18, which replaces IAS 1 ‘Presentation of Financial Statements’, introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new. It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes. In addition, narrow-scope amendments have been made to IAS 7 ‘Statement of Cash Flows’, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other
IFRS Accounting Standards.
The Group is in the process of assessing the impact; however, IFRS 18 is expected to have a material impact on the Group’s presentation within the statement of comprehensive income.
1.1REPORTING ENTITY
On 25 September 2023, the Group completed its corporate restructuring to reorganise its operations under a new parent company, AngloGold Ashanti plc, incorporated in England and Wales, with a primary listing of its ordinary shares on the New
York Stock Exchange (NYSE). The corporate restructuring was implemented through the issue of ordinary shares of AngloGold
Ashanti plc in exchange for the existing ordinary shares of AngloGold Ashanti Limited.
The Group is now headquartered in Denver, Colorado, USA and retains a substantial corporate office in Johannesburg. The
Company’s registered office and principal executive office are located in the UK. The AngloGold Ashanti plc consolidated financial statements are a continuation of the previous AngloGold Ashanti Limited consolidated financial statements with the comparative information for 2022 only adjusted to reflect the legal share capital of AngloGold Ashanti plc.
See Note 1.4 for the accounting treatment of the corporate restructuring transaction.
1.2BASIS OF PREPARATION
The consolidated financial statements have been prepared on a going concern basis under the historical cost convention, except for the revaluation of certain assets and liabilities to fair value. The Group’s accounting policies are consistent in all material respects with those applied in the previous year.
The Group financial statements are presented in US dollars and rounded to USD millions, unless otherwise stated. All results are from continuing operations unless otherwise stated.
The Group financial statements incorporate the financial statements of the Company, its subsidiaries and its interests in joint ventures and associates. The financial statements of all material subsidiaries, joint ventures and associates, are prepared for the same reporting period as the Company, using the same accounting policies.
Subsidiaries are all entities over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
In the event where the Group and other investors collectively control the entity and they act together to direct the relevant activities, the investment is accounted for as a joint venture or a joint operation.  Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which control ceases. The Group re-
assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the elements of control. Intra-group transactions, balances and unrealised gains and losses on transactions between Group companies, including any resulting tax effects are eliminated.
Going concern
The going concern assessment included the preparation of detailed cash flow forecasts for at least 12 months and updated life-
of-mine plan models with longer-term cash flow projections, which demonstrate that the Group will have sufficient cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due, for at least the 12 months immediately following the date when the financial statements are authorised for issue.
The Group’s base case going concern assessment is based upon management’s best estimate of gold and foreign exchange consensus prices, while simultaneously applying a risk adjustment factor to the estimated production which has been determined in line with approved life-of-mine plans and ongoing capital requirements. A further stress test has been prepared reflecting a
10% reduction in the consensus gold price and a 10% reduction in gold production, prior to any mitigation strategies in order to assess whether financial maintenance covenants per the Group’s  loan agreements are breached or financial liquidity headroom runs out. The result of this stress test demonstrated that the likelihood of a decrease in the gold price and gold production causing a risk of a financial liquidity shortfall or a breach in the financial maintenance covenants is remote.
Having assessed the financial position and future plans of the Group, the Directors believe that it is appropriate to adopt the going concern basis of accounting in preparing the consolidated financial statements.
1.3 CLIMATE CHANGE CONSIDERATIONS
Climate change poses unique challenges and risks for mining companies, a result of both its potential direct physical impacts and the risks arising from the transition to low-carbon operations. In 2022, the Group announced its target to reduce absolute
Scope 1 and Scope 2 GHG emissions by 30% by 2030 (compared to a 2021 baseline) through a defined renewable energy project pipeline and initiatives to improve efficiency or use lower-emission power sources. As a member of the International
Council on Mining and Metals, the Group was also part of a landmark climate change target to achieve net zero Scope 1 and
Scope 2 GHG emissions by 2050. To achieve the Group’s 2030 targets, the Group is working with the sites to identify areas to achieve potential emissions reductions. Many of the potential GHG abatement initiatives are currently in either pre-feasibility or feasibility stage. For the initiatives that have been completed or where capital has been committed, costs have been recorded in the consolidated financial statements once the accounting criteria for recognition or disclosure have been met.
Below are key projects that have progressed in 2024 along with their related financial impacts:
•Tropicana renewable energy: The Group entered into an agreement in June 2023 with Pacific Energy to construct and operate 62MWh of wind and solar generation capacity at the Tropicana mine in Western Australia. The facility, one of
Australia’s largest off-grid hybrid power systems, will significantly reduce Tropicana’s diesel and gas consumption for power generation and is expected to reduce the site’s GHG emissions by an average of 65,000 tonnes annually over 10 years. The project was commissioned in February 2025. The financial implications are disclosed in Note 15.
•Obuasi upgrades: Trucks transporting rock on 41 level were replaced by a rail system, reducing diesel consumption and contributing to a reduction in GHG emissions. In addition, surface compressors were replaced by smaller, more efficient underground versions that contributed to a further reduction in GHG emissions. These upgrades, which  amounted to $9m, were incurred in the current year and form part of the additions in Note 14.
•Geita grid connection: Geita mine was connected into the national electricity grid in November 2024. The total project investment in 2023 and 2024 was $25m and forms part of the additions in Note 14.
Management has also considered the impacts of the climate initiatives commenced by the Group as well as the implications of climate change on the environmental rehabilitation provision. These considerations were factored in across various areas:
•Estimates utilised in determining future cash flows in life-of-mine models utilised in the impairment process:
◦Mine sites are designed with a significant margin of safety to endure extreme weather events, such as heavy rainfall, high winds and temperature fluctuations. This engineering means that the structures and operational activities are more durable than what the average weather conditions would require, resulting in an increased level of resilience against the increasing severity and frequency of weather events predicted by climate change models.
•Estimates used in determining the environmental rehabilitation provision:
◦Rehabilitation designs are progressively adapted to address identified risks, including changing expectations of seasonal weather patterns.
◦Rehabilitation plans and estimates include long-term monitoring and maintenance protocols, which also serve to address unforeseen effects that may arise from changing climatic patterns.
◦Inclusion of a contingency allowance or risk factor, which may encompass climate change impacts on rehabilitation success.
◦Rehabilitation and decommissioning works scheduling and costing considerations factor in weather conditions to mitigate risks of schedule and cost overruns.
•Determination of targets for the Group's Performance Share Plan (PSP).
The significant impacts of climate-related strategic decisions are reflected in management’s assessments and estimates, particularly concerning future cash flow projections supporting the recoverable amounts of mining assets once the strategic decisions have been approved by the Board, and the implementation of these is likely. While climate change considerations did not significantly affect key accounting judgements and estimates in the current year, the focus on climate-related strategic decisions, like decarbonisation projects and alternative energy sources, could potentially have a substantial impact in future periods, when entered into and concluded.
1.4CORPORATE RESTRUCTURING
The corporate restructuring transaction was completed on 25 September 2023. The acquisition of AngloGold Ashanti Limited by
AngloGold Ashanti plc did not constitute a business combination as defined by IFRS 3 ‘Business Combinations’ and the predecessor accounting method was followed for the transaction using existing carrying values of assets and liabilities. This was because neither party to the transaction could be identified as the accounting acquirer and post the acquisition there was no change of economic substance or ownership in the Group. The shareholders of AngloGold Ashanti plc have the same commercial and economic interest as they had prior to the transaction and no new additional ordinary shares were issued as part of the transaction.
Following the completion of the corporate restructuring transaction, the Group’s parent company changed from being a South
African domiciled parent company to a UK parent company with the functional currency of the UK parent company assessed to be USD.
1.5 SUMMARY OF KEY JUDGEMENTS AND ESTIMATES
The preparation of the consolidated financial statements requires management to use judgement in applying accounting policies and in making critical accounting estimates, which impacts the reported amounts of assets, liabilities, income and expenses.
Actual results may differ from these estimates.
Estimates and the underlying assumptions are reviewed on an ongoing basis and revisions to estimates are recognised prospectively.
Areas of judgement in the application of accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements and key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are noted below.
Judgements
•Control assessment of Sukari Gold Mine (part of the Centamin acquisition) (refer to Note 13)
Estimates
•Mineral Reserve and Mineral Resource (refer to Note 14)
•Estimates with regards to environmental rehabilitation provisions (refer to Note 25)
•Estimates with regards to the valuation of the assets acquired and liabilities assumed in the Centamin acquisition (refer to
Note 13)
Other areas of judgements and estimates are contained in the notes to the consolidated financial statements.